EXPLANATORY NOTE

Attached for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the Prospectuses for the Active M U.S. Equity Fund, Short Bond Fund, Short-Intermediate U.S. Government Fund and the U.S. Government Fund, filed pursuant to Rule 497 on July 31, 2018 (accession number 0001193125-18-233256). Such Prospectuses are incorporated by reference into this Rule 497 document.